Subsequent Event (Details Narrative) - Non adjusting events after reporting period [member] $ in Thousands	Oct. 01, 2025 USD ($) shares
IfrsStatementLineItems [Line Items]
Warrants exercised | shares	157,000
Consideration paid | $	$ 92